Basis of Presentation - Guidance Adopted in 2019 (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment to retained earnings	$ (8,327)	$ 1,884
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment to retained earnings			$ 14,000
Deferred gains on sale-leaseback transactions			18,600
Deferred tax asset related to sale-leaseback transactions			4,300
Impairment charges related to sale-leaseback transactions			$ 200